Leases - Summary of quantitative information about right of use assets and lease liabilities (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Right Of Use Assets [Roll Forward]
Balances at the beginning of the year	$ 46,406,338	$ 55,083,744
Additions	10,654,875	8,472,642
Cancellation of contracts	(7,600,680)	(303,857)
Depreciation of the year	(13,628,339)	(16,846,191)
Balances at the end of the year	35,832,194	46,406,338	$ 55,083,744
Lease Liabilities [Roll Forward]
Balances at the beginning of the year	48,182,059
New contracts	10,654,875	8,472,642
Cancellation of contracts	(7,600,680)	(303,857)
Leases payments	(12,846,530)	(16,793,805)	$ (21,229,293)
Leases financial cost	6,862,680	7,175,904
Translation differences and inflation adjustment	14,134,986	(3,946,679)
Balances at the end of the year	59,387,390	48,182,059
Previously stated
Lease Liabilities [Roll Forward]
Balances at the beginning of the year	53,577,854
Balances at the end of the year	$ 48,182,059	$ 53,577,854